ASSET RETIREMENT OBLIGATIONS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Asset retirement obligation, beginning of period	$ 20,584	$ 4,455
Assumed in acquisition	8,027	10,174
Accretion expense	1,671	882
Liabilities incurred	373	688
Revisions in estimated liabilities	76	1,766
Foreign currency adjustment	16	0
Liabilities settled	(80)	(14)
Correction of prior year error	0	2,660
Associated with property sales	13	(27)
Asset retirement obligation, end of period	30,680	20,584
Asset Retirement Obligation, Current	2,358	495
Asset retirement obligation at end of period (noncurrent)	$ 28,322	$ 20,089